January 9, 2007

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:
Mr. John Reynolds
Assistant Director

Re:
Information Services Group, Inc.
Registration Statement on Form S-1
Filed on August 11, 2006 (File No. 333-136536)

Dear Mr. Reynolds:

        Our client, Information Services Group, Inc. ("ISG" or the "Company"), has filed today with the Commission Pre-Effective Amendment No. 4 to ISG's Registration Statement on Form S-1.

        Enclosed with the copy of this letter being sent by FedEx to Mr. John Reynolds are four copies of Amendment No. 4 filed on January 9, 2007, marked to show changes from the Registration Statement on Form S-1 filed on December 22, 2006.

        Please note that as indicated in the telephone conversation of Monday, January 8, 2007, between William Lonergan and Jay Williamson of the Staff, the Company is planning to print preliminary prospectuses based upon this Registration Statement which was filed today. The Company anticipates commencing a road show beginning the week of January 15, 2007, and continuing through the week of January 22, 2007. In addition, the Company expects that it will request acceleration of the effectiveness of this Registration Statement some time during the week of January 29, 2007.

        Thank you for your continuing assistance regarding these filings. Please contact the undersigned at (212) 836-7061 or William Lonergan at (212) 836-7190 with any further comments or questions you may have.

Sincerely,
/s/ EMANUEL S. CHERNEY Emanuel S. Cherney